Nature of operations	12 Months Ended
Dec. 31, 2020
Disclosure of nature of operations and going concern [Abstract]
Nature of operations

1Nature of operations

IMV Inc. (the “Corporation” or “IMV”) is, through its 100% owned subsidiary, a biopharmaceutical company committed to improving the treatment of cancer and giving patients with hard-to-treat cancers a chance to enjoy a long and healthy life. IMV is using its DPX delivery technology (“DPX platform” or “DPX”) to generate targeted, specific and sustainable immune activation. The Corporation is developing a portfolio of DPX-based immunotherapies that address unmet medical needs, and its lead candidate, maveropepimut-S (DPX-Survivac) is a pipeline in a product that generates sustained and targeted immune responses against survivin, a tumor-associated protein, overexpressed in a high number of tumor types. Maveropepimut-S, in association with low dose cyclophosphamide used as an immune modulator, is being evaluated in three phase 2 clinical trials across 6 different cancer indications with and without Merck’s Keytruda®. With the financial support of the Canadian Government, IMV initiated the development of DPX-COVID-19, a vaccine candidate against SARS-CoV-2 using the DPX platform. The DPX platform is a versatile technology that gives IMV the opportunity to develop new immunotherapies in its portfolio with the goal to address more unmet medical needs in the future. Also, the Corporation believes that its DPX platform offers a novel way to deliver drugs to the human body.

The Corporation has one reportable and geographic segment. Incorporated under the Canada Business Corporations Act and domiciled in Dartmouth, Nova Scotia, the shares of the Corporation are listed on the Nasdaq Stock Market and the Toronto Stock Exchange under the symbol “IMV”. The address of its principal place of business is 130 Eileen Stubbs Avenue, Suite 19, Dartmouth, Nova Scotia, Canada.

An outbreak of a novel strain of coronavirus, identified as “COVID-19”, was declared a global pandemic by the World Health Organization on March 11, 2020. To date, COVID-19 has not had a material impact on the Corporation’s financial condition, liquidity or longer-term strategic development and commercialization plans. The extent to which COVID-19 may cause more significant disruptions to IMV’s business and greater impacts to results of operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration and severity of outbreaks, including potential future waves or cycles, and the effectiveness of actions to contain and treat COVID-19. The Corporation cannot predict the duration, scope and severity of any potential business shutdowns or disruptions, including to ongoing and planned clinical studies and regulatory approval prospects. Further prolonged shutdowns or other business interruptions could result in material and negative effects to the Corporation’s ability to conduct its business in the manner and on the timelines currently planned, which could have a material adverse impact on IMV’s business, results of operations, and financial condition. The COVID-19 pandemic continues to rapidly evolve, and the Corporation will continue to monitor the effects of COVID-19 on its business.